Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents Balance	. Cash and cash equivalents balance as of December 31, 2020 and 2021 primarily consist of the following currencies:

	December 31, 2020		December 31, 2021
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	989,824	989,824	1,341,236	1,341,236
US$	344,450	2,247,500	66,204	422,096
SGD	11,131	54,892	5,642	26,617
Others (i)	N/A	1,357	N/A	835

Total		3,293,573		1,790,784

(i)	As of December 31, 2020 and 2021, the other currencies consist of Hong Kong Dollar, Brazilian Real and Thai Baht.